Document and Entity Information	Feb. 19, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001633061
Document Effective Date	Feb. 19, 2025
Document Creation Date	Feb. 19, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Amplify ETF Trust
Prospectus Date	Feb. 19, 2025
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF | Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Prospectus:
Trading Symbol	TLTP